Note 7 - Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 7 - Stock-Based Compensation (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)	$ 0	$ 0
Proceeds from Stock Options Exercised (in Dollars)	21,000,000	7,000,000
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options (in Dollars)		1,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)	$ 30.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)	$ 43.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0	1,685
Employee Stock Option [Member]
Note 7 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Restricted Stock Units (RSUs) [Member]
Note 7 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	43,830
Stock Awards [Member] | Non-Employee Directors [Member]
Note 7 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	26,915
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 44.04
Omnibus Performance Incentive Plan [Member]
Note 7 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	641,371
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	4,288,563
Long Term Incentive Plan [Member] | Nicor Gas [Member]
Note 7 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,697,363
Long Term Incentive Plan [Member]
Note 7 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	640,082
Employee Stock Purchase Plan [Member]
Note 7 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	122,763
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date	15.00%
Employee Stock Purchase Plan, Maximum Contributions Per Employee (in Dollars)	$ 25,000